13 WARRANTS	9 Months Ended
Dec. 31, 2015
Temporary Equity Disclosure [Abstract]
WARRANTS

NOTE 13.      WARRANTS

On May 26, 2015, the Company issued 2,777,777 warrants, which vest immediately, have an exercise price of $1.80 and expire on May 26, 2020. The warrants were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include stock price on the measurement date of $1.50, expected term of 2.5 years, expected volatility of 50%, risk free interest rate of 1.53%, and expected dividend yield of 0%. The value on the grant date of the options was $1,078,523 and the expense for March 31, 2015 and December 31, 2015 was determined to be $0 and $0. As of December 31, 2013, no options have been exercised from this tranche of options.

There was no warrant activity before 2015. Below is a table summarizing the Company's outstanding warrants as of March 31, 2015 and December 31, 2015:

			Weighted Avg.
	Number of	Weighted Avg.	Remaining	Intrinsic
	Shares	Exercise Price	Term	Value
None outstanding at March 31, 2015	—	—	—

Granted	2,777,777	1.8	4.41	$13,333,330

Outstanding at December 31, 2015	2,777,777	1.8	4.41	$13,333,330

For the year ended March 31, 2015 and nine-months December 31, 2015, the Company has incurred no warrants based expense.